Non-Controlling Interest In Versus LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Non-Controlling Interest In Versus LLC [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC

4.      NON-CONTROLLING INTEREST IN VERSUS LLC

The Company holds a 81.9% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

The net loss for Versus, LLC for the three month and nine month periods ended September 30, 2024 was $543,107 and $3,448,893, respectively. The net loss for Versus, LLC for the three month and nine month periods ended September 30, 2023 was $2,363,489 and $4,995,685, respectively. The net income (loss) attributable to the non-controlling interest for the three month and nine month periods ended September 30, 2024 was $(31,920) and $297,569, respectively The net income (loss) attributable to the non-controlling interest for the three month and nine month periods ended September 30, 2023 was $215,958 and $603,271, respectively The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of September 30, 2024 and 2023.

	September 30, 2024	December 31, 2023
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	676,300	2,996,250
Non-current	—	1,935
	676,300	2,998,185

Liabilities
Current	19,853	170,051
Non-current	45,997,362	45,960,372
	46,017,215	43,354,484
Net liabilities	(45,340,915)	(46,135,423)
Non-controlling interest	(7,685,116)	(7,387,547)

8.      NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

During 2019, the Company increased its ownership by 25.2% in a series of transactions through the issuance of common shares and warrants.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 715 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against additional-paid-in-capital. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2023 and December 31, 2022.

	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	2,996,250	1,011,636
Non-current	1,935	2,822,122
	2,998,185	3,843,758

Liabilities
Current	175,051	518,701
Non-current	45,960,372	39,774,321
	46,135,423	40,293,022
Net liabilities	(43,137,238)	(36,449,264)
Non-controlling interest	(7,387,547)	(6,402,387)
Net loss	(10,418,840)	(22,318,222)
Net loss attributed to non-controlling interest	(985,160)	(2,146,185)